Note 18 - Income Tax - Provision for (Recovery of) Income Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Current	$ 59,713	$ 47,123
Deferred	(6,700)	6,137
Total	53,013	53,260
Domestic Tax Authority [Member] | Canada Revenue Agency [Member]
Current, Canada	2,939	5,134
Deferred, Canda	238	1,689
Foreign Tax Authority [Member] | Internal Revenue Service (IRS) [Member]
Current, United States and Other Foreign	15,029	1,768
Deferred, United States and Other Foreign	(520)	10,732
Foreign Tax Authority [Member] | Other Foreign Tax Authorities [Member]
Current, United States and Other Foreign	41,745	40,221
Deferred, United States and Other Foreign	$ (6,418)	$ (6,284)